Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2018	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total	Level
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,229	--	--	--	2,229	--	2,229	--	2,229	Level 2
Equity securities	--	5	--	--	5	--	--	5	5	Level 3

Current assets
Bond funds	--	12,905	--	--	12,905	12,905	--	--	12,905	Level 1

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	7,402	--	7,402	7,402	--	--	7,402	Level 1
Trade and other receivables	--	--	6,030	--	6,030	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,250	16,250	--	15,231	--	15,231	Level 2
Finance lease obligation	--	--	--	71	71	--	69	--	69	Level 2

Current liabilities
Long-term debt	--	--	--	816	816	--	809	--	809	Level 2
Finance lease obligation	--	--	--	34	34	--	34	--	34	Level 2
Trade payables	--	--	--	2,945	2,945	--	--	--	--

	A financial
	asset or
	financial
	liability
	at fair value				Financial
	through	Held-to-	Available-		liabilities
	profit	maturity	for‑sale	Loans and	measured at
12/31/2017	or loss	investments	investments	receivables	amortized cost	Fair Value	Level
Assets

Non-current assets
Equity securities	--	--	5	--	--	5	Level 3
Derivative financial instruments	352	--	--	--	--	352	Level 2
Current assets
Bond funds	--	--	14,044	--	--	14,044	Level 1
Cash and cash equivalents	--	--	--	7,569	--	7,569	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	16,242	15,119	Level 2
Finance lease obligation	--	--	--	--	171	163	Level 2
Current liabilities
Bank overdraft	--	--	--	--	58	58
Long-term debt	--	--	--	--	796	787	Level 2
Finance lease obligation	--	--	--	--	308	310	Level 2